Cash, cash equivalents and restricted cash (Tables)	6 Months Ended
Jun. 30, 2023
Cash and Cash Equivalents [Abstract]
Schedule of cash and cash equivalents
The following is a summary of our cash, cash equivalents and restricted cash as of June 30, 2023, December 31, 2022 and June 30, 2022:

	June 30, 2023	December 31, 2022	June 30, 2022
Cash and cash equivalents	$1,153,922	$1,597,147	$1,229,008
Restricted cash	163,065	159,623	173,441
Total cash, cash equivalents and restricted cash	$1,316,987	$1,756,770	$1,402,449

Schedule of restricted cash and cash equivalents
The following is a summary of our cash, cash equivalents and restricted cash as of June 30, 2023, December 31, 2022 and June 30, 2022:

	June 30, 2023	December 31, 2022	June 30, 2022
Cash and cash equivalents	$1,153,922	$1,597,147	$1,229,008
Restricted cash	163,065	159,623	173,441
Total cash, cash equivalents and restricted cash	$1,316,987	$1,756,770	$1,402,449